Trade and other receivables	6 Months Ended
Mar. 31, 2026
Trade and other receivables.
Trade and other receivables
6.	Trade and other receivables

	31 March	30 September
	2026	2025
	$’000	$’000
Current assets
Trade debtors	392	657
Other debtors	1,128	1,532
Prepayments and accrued income	1,782	852
Total	3,302	3,041

The carrying amount of financial assets recorded at amortised costs in the financial statements approximate their fair value.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.